Intangible Assets, net and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net and Goodwill

Note 4 — Intangible Assets, net and Goodwill

Finite-lived Intangible Assets

All of our finite-lived intangible assets, including capitalized software, as of September 30, 2023 and December 31, 2022 are attributable to Ample. We did not capitalize any software development costs during the three and nine months ended September 30, 2023; however, we capitalized $0.3 million and $2.5 million during the three and nine months ended September 30, 2022, respectively.

We performed a two step impairment test for the asset groups that had indicators of impairment during the nine months ended September 30, 2023 and 2022 and while we did not record any impairments during the 2023 periods, we recorded impairments of intangible assets of $2.2 million and capitalized software of $1.0 million during the nine months ended September 30, 2022. Each of these impairments were attributable to the Solo platform.

Goodwill

Non-Enterprise Reporting Unit

For the three and nine months ended September 30, 2023, $0.9M impairment to goodwill was recorded for our Non-Enterprise business unit as the fair value did not exceed the carrying value as of September 30, 2023 due to declines in market valuation during the current quarter. All of the goodwill as of September 30, 2023 and December 31, 2022 is attributable to Ample. For the three and nine months ended September 30, 2022, due primarily to declines in market valuation from December 31, 2021, we recorded impairment charges of $0 million and $23.5 million, respectively, of which $10.7 million was attributable to Ample, $11.2 million was attributable to Solo and $1.6 million was attributable to Trellis.

Enterprise Reporting Unit

For the three and nine months ended September 30, 2023, no impairments to goodwill were recorded for our Enterprise business unit as there was no goodwill asset present as of September 30, 2023. For the nine months ended September 30, 2022, we recorded an impairment of goodwill of $3.9 million attributable to Viridian due primarily to declines in market valuation from December 31, 2021. All of the remaining goodwill associated with Viridian was fully impaired in the second half of 2022.

Note 8 — Intangible Assets, net and Goodwill

Finite-lived Intangible Assets, Net

We performed a two-step impairment test for the asset groups that had indicators of impairment in the current year and determined that the intangible and capitalized software assets of Solo, Trellis and Viridian and the capitalized software assets of MJF were fully impaired as the future undiscounted cash flows over the assets’ remaining useful lives exceeded their carrying values.

Before consideration of impairments, we capitalized software costs of $2.7 million and $5.6 million during the years ended December 31, 2022 and 2021, respectively. We record amortization expense associated with acquired developed technology, acquired trade names, and customer relationships. The amortization expense of all finite-lived intangible assets, which includes capitalized software was $5.6 million and $5.1 million, for the years ended December 31, 2022 and 2021, respectively.

Intangible assets as of December 31, 2022, all of which after impairments are attributable to Ample, consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	0.50	$5,978,080	$(3,480,769)	$(2,375,645)	$121,666
Acquired trade names	0.52	566,920	(365,627)	(158,237)	43,056
Customer relationships	12.50	3,440,000	(763,500)	(676,500)	2,000,000
Total intangible assets		$9,985,000	$(4,609,896)	$(3,210,382)	$2,164,722

Capitalized software – In-service	1.17	12,038,149	(8,452,649)	(2,930,944)	654,556
Capitalized software – Work in progress	N/A	1,689,976	—	(1,689,976)	—
Total capitalized software		13,728,125	(8,452,649)	(4,620,920)	654,556
Total finite-lived intangible assets		$23,713,125	$(13,062,545)	$(7,831,302)	$2,819,278

Intangible assets as of December 31, 2021 consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.35	$5,978,080	$(2,703,157)	$—	$3,274,923
Acquired trade names	3.09	566,920	(234,160)	—	332,760
Customer relationships	10.18	3,440,000	(494,000)	—	2,946,000
Total intangible assets		$9,985,000	$(3,431,317)	$—	$6,553,683

Capitalized software – In-service	2.02	8,738,801	(4,388,524)	—	4,350,277
Capitalized software – Work in progress	N/A	2,886,859	—	(296,483)	2,590,376
Total capitalized software		11,625,660	(4,388,524)	(296,483)	6,940,653
Total finite-lived intangible assets		$21,610,660	$(7,819,841)	$(296,483)	$13,494,336

As of December 31, 2022, expected amortization expense relating to intangible assets and capitalized software for each of the next five years is as follows:

	Intangible Assets	Capitalized Software
2023	$324,722	$542,479
2024	160,000	112,077
2025	160,000	—
2026	160,000	—
2027	160,000	—
Thereafter	1,200,000	—
Total	$2,164,722	$654,556

Goodwill

The following table reflects the changes in the carrying amount of goodwill:

Balance as of December 31, 2020	$41,789,527
Additions due to acquisition of Viridian	5,408,884
Impairment	(14,354,114)
Balance as of December 31, 2021	$32,844,297
Impairment	(31,135,994)
Balance as of December 31, 2022	$1,708,303

Impairment

Based on our qualitative assessment of goodwill and consideration of the Sale Transaction as well as our intention to discontinue Solo, Trellis and Viridian, we determined in December 2022 that it was necessary to impair the remaining goodwill asset by an incremental $3.8 million. During the first and second quarters of 2022, we recognized impairments of $15.4 million and $11.9 million, respectively, due primarily to continued declines in market valuations. During the year ended December 31, 2021, primarily due to a continued decline in market valuation and a flattening in the operating results of Ample, Solo, Trellis and Viridian compared to acquisition assumptions, we recognized impairments of $14.4 million to goodwill.